Consolidated statement of comprehensive income - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Consolidated statement of comprehensive income
Loss for the year	£ (113,159)	£ (28,678)	£ (115,510)
Items that may be subsequently reclassified to profit or loss
Movements on hedges	(6,669)	4,070	5,148
Income tax credit/(expense) relating to movements on hedges	1,667	(1,018)	(1,287)
Other comprehensive (loss)/income for the year, net of income tax	(5,002)	3,052	3,861
Total comprehensive loss for the year	£ (118,161)	£ (25,626)	£ (111,649)